Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 310,669	$ 47,959	¥ 1,285,847
Term deposits and short term investments	769,681	118,818	40,000
Restricted cash	125,000	19,297	0
Accounts receivable, net	506,351	78,167	493,569
Amounts due from related parties	124,677	19,247	176,224
Prepayments and other current assets	58,574	9,042	42,703
Deferred tax assets	35,963	5,552	24,565
Total current assets	1,930,915	298,082	2,062,908
Non-current assets:
Property and equipment, net	80,537	12,433	89,694
Intangible assets, net	12,404	1,915	14,913
Available-for-sale investments	513,994	79,347	77,093
Equity investments, net	11,610	1,792	68,880
Other non-current assets	17,746	2,739	13,342
Total non-current assets	636,291	98,226	263,922
Total assets	2,567,206	396,308	2,326,830
Current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB581,781 and RMB502,696 (US$77,603) as of December 31, 2014 and 2015, respectively. Note 1):
Short-term loans	131,046	20,230	0
Accounts payable	289,148	44,637	271,599
Amounts due to related parties	19,368	2,990	22,489
Advances from customers	15,239	2,352	17,587
Taxes payable	93,120	14,375	88,938
Salary and welfare payable	114,028	17,603	105,073
Accrued expenses and other current liabilities	80,891	12,487	86,307
Total current liabilities	742,840	114,674	591,993
Non-current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB18,179 and RMB19,680 (US$3,039) as of December 31, 2014 and 2015, respectively. Note 1):
Deferred tax liabilities	1,312	203	1,312
Long-term liabilities	18,368	2,836	16,867
Total non-current liabilities	19,680	3,039	18,179
Total liabilities	¥ 762,520	117,713	¥ 610,172
Commitments and contingencies (Note 22)
Shareholders' equity:
Additional paid-in capital	¥ 1,551,104	239,449	¥ 1,587,227
Treasury stock (2,039,656 shares and nil as of December 31, 2014 and 2015, respectively)	0	0	(13,379)
Statutory reserves	70,311	10,854	65,968
Retained earnings	122,093	18,848	52,852
Accumulated other comprehensive (loss)/income	23,341	3,604	(15,341)
Total Phoenix New Media Limited shareholders' equity	1,805,635	278,742	1,716,658
Noncontrolling interests	(949)	(147)	0
Total shareholders' equity	1,804,686	278,595	1,716,658
Total liabilities and shareholders' equity	2,567,206	396,308	2,326,830
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 260,204,642 and 253,250,854 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
Shareholders' equity:
Ordinary shares	16,733	2,583	17,278
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
Shareholders' equity:
Ordinary shares	¥ 22,053	$ 3,404	¥ 22,053